RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

POSCAN

On September 14, 2011 and August 17, 2012, POSCO Canada Ltd. ("POSCAN"), a greater than 5% shareholder and a wholly owned subsidiary of POSCO (a Korean company), purchased a combined 100,595,238 shares of the Company's common stock. See Note 10.

MIZ Comercializadora, S de R.L.

The Company was party to a services agreement ("Services Agreement") between MIZ Comercializadora, S de R.L. ("MIZ") and the Company in which Tom Currin (a beneficial owner of MIZ) served as Chief Operating Officer of the Company. Pursuant to the Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the "Restricted Stock") upon the achievement of certain milestones. Additionally, pursuant to the Services Agreement, the Company granted 1,000,000 stock options to MIZ which were to vest over three years.

On December 5, 2012, MIZ and the Company terminated its Services Agreement. In connection with the termination of the Services Agreement, all of the Restricted Stock was deemed fully vested and issued to MIZ (of which 1,700,000 shares were previously held in escrow, and 800,000 shares had previously been issued to MIZ). The Company recorded stock based compensation expense of $183,360 and $165,529 in connection with the Restricted Stock during the six months ended December 31, 2012 and 2011, respectively.

In addition, on November 30, 2012 the Company agreed to issue MIZ 300,000 shares of common stock for services. The stock price on the grant date of these shares was $0.069 therefore the Company recorded $20,700 of stock compensation expense for these shares for the six months ended December 31, 2012. These shares have not been issued as of December 31, 2012.

Also, on November 30, 2012, the Company reduced the exercise prices of 333,333 options from $0.38 to $0.13 per share and the exercise price of 666,667 options were reduced from $0.38 to $0.21 per share. The Company recorded $16,682 of stock compensation expense in connection with the modification of exercise price as the incremental difference between the fair value of the stock options immediately before and after the modification.

The Company incurred $65,605 (including $16,682 of stock option modification expense) and $60,615 of stock-based compensation during the six months ended December 31, 2012 and 2011, respectively, related to stock options granted to MIZ. See Note 10. As of December 31, 2012, all of the stock options granted to MIZ are fully vested and exercisable.

On December 5, 2012, the Company entered into a Consulting Services Agreement with MIZ in which Mr. Currin is to provide consulting services to the Company. Pursuant to the agreement, the Company pays MIZ $5,000 per month for up to four days of work with additional fees of $2,000 per day to be paid for additional days worked. The agreement will terminate one year from the date of the agreement or in the event either party causes a material breach of the agreement.

MIZ was paid $178,750 and $216,667 for cash compensation during the six months ended December 31, 2012 and December 31, 2011. MIZ was owed $0 and $20,234 as of December 31, 2012 and June 30, 2012, respectively.

R&M Global Advisors

The Company was party to a services agreement (the "R&M Agreement") between R&M Global Advisors, LLC. ("R&M Global Advisors") and the Company in which Eric Marin (a partial owner of R&M Global Advisors) served as interim Chief Financial Officer of the Company. On June 30, 2012, R&M Global Advisors and the Company mutually agreed to terminate Eric Marin's services as the Company's Interim Chief Financial Officer at the close of business on June 30, 2012.

R&M Global Advisors was paid $85,359 for the six months ended December 31, 2012, of which $81,300 was included in accounts payable as of June 30, 2012, and $97,125 in cash for compensation during the six months ended December 31, 2011. No amounts were due to R&M Global Advisors as of December 31, 2012.

NOTE 6. RELATED PARTY TRANSACTIONS

POSCAN

On August 24, 2011 and August 17, 2012, POSCO Canada Ltd. ("POSCAN"), a wholly owned subsidiary of POSCO (a Korean company), purchased a combined 100,595,238 shares of the Company's common stock. See Notes 10 and 14.

MIZ Comercializadora, S de R.L.

The Company is party to a services agreement between MIZ Comercializadora, S de R.L. ("MIZ") and the Company in which Tom Currin (a beneficial owner of MIZ) serves as Chief Operating Officer of the Company.

Pursuant to the Chief Operating Officer's Employment Services Agreement, the Company granted to MIZ an award under the 2009 Plan pursuant to which the Company shall issue 2,500,000 restricted shares of its common stock (the "Restricted Stock"). The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement). If his employment is terminated by the Company for cause as defined in the Employment Services Agreement, or by Mr. Currin for any reason other than good reason, then all unvested Restricted Stock will immediately expire.

The grant date of the 2,500,000 restricted shares was August 11, 2010. The stock price on the grant date was $0.38 per share. Total compensation expense which may be recognized in connection with these restricted shares is $950,000 if all of the shares vest. A milestone was achieved in January 2011, resulting in the vesting of 500,000 shares of common stock and the Company recorded $190,000 of stock-based compensation expense during the year ended June 30, 2011. In March 2012, the Company's Board determined to accelerate the restricted stock as if the milestone regarding execution of a binding off-take agreement had been achieved, resulting in the vesting of 300,000 shares of common stock. As of June 30, 2012, all of these vested shares were issued. The remaining 1,700,000 restricted shares contain various vesting requirements that the Company estimates will be achieved between December 2012 and December 2013. During the years ended June 30, 2012 and 2011, the Company recorded $250,921 and $303,101, respectively, of compensation expense for these shares based on the estimated vesting dates.

In February 2011, the Company signed an Amendment to the Employment Services Agreement with MIZ, under which MIZ agreed to accept 500,000 shares of common stock in lieu of salaries payable. These shares were issued in February 2011. The Company recorded stock compensation expense of $192,500, which represents the fair value of the common stock on the performance grant date, or $0.385 per share. In addition, in February 2011, the Company issued 236,842 shares to MIZ which were previously granted in accordance with the Employment Services Agreement and an expense of $90,000 was recorded, which represents the fair value the common stock on the grant date, or $0.38 per share. MIZ was also paid $75,000 in cash for the year ended June 30, 2011. For the year ended June 30, 2012, MIZ's compensation was $212,500, of which $20,830 was unpaid.

The Company also incurred $114,420 and $186,090 of stock-based compensation during the years ended June 30, 2012 and 2011, respectively, related to stock options granted to MIZ. See Note 10.

R&M Global Advisors

The Company is party to a services agreement (the "R&M Agreement") between R&M Global Advisors, LLC. ("R&M Global Advisors") and the Company. Eric Marin (a partial owner of R&M Global Advisors) served as interim Chief Financial Officer of the Company. R&M Global Advisors was paid $145,187 and $10,000 in cash for compensation during the years ended June 30, 2012 and 2011, respectively. As of June 30, 2012, R&M Global Advisors was owed $81,300.

On June 30, 2012, the Company entered into Amendment No. 1 to the R&M Agreement (the "R&M Amendment") with R&M Global Advisors. Pursuant to the R&M Amendment, R&M Global Advisors and the Company mutually agreed to terminate Eric Marin's services as our Interim Chief Financial Officer at the close of business on June 30, 2012.

Related party payable

In November 2009, Li3 Energy started utilizing the administrative personnel and office space of a company with an office located in Lima, Peru in which Li3 Energy's Chief Executive Officer functions in the same capacities (the "Related Party Company") for which the Company was obligated for reimbursement of administrative salaries, rent, utilities and maintenance expenses. On July 31, 2010, the Company assumed an assignment of the lease and its related expenses. As a result, for the years ended June 30, 2012 and 2011, this is no longer a related party. As of June 30, 2012 and 2011, the payable due to the Related Party Company is $11,400 and $10,986, respectively.

Legal Services

During the year ended June 30, 2011, one of the Company's directors was a Partner in a law firm that the Company engaged to perform certain legal services. On October 25, 2010, the Partner resigned as a Director of the Company and as a result, these legal services are no longer considered related party in nature. The Company paid for such legal services at the standard rates that the firm charges its unrelated clients. During the year ended June 30, 2011, the total legal fees the Company incurred to such firm were approximately $69,000.